CONTINGENCIES - Narrative (Details) - USD ($) $ in Thousands		45 Months Ended
	Sep. 01, 2021	Dec. 31, 2023
Disclosure Of Contingencies [Abstract]
Shipping fees	$ 5,165	$ 565